Financial Risk Management - Cash Flow Interest Rate Risk (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Long Term Loan And Interest Receivable [Member]
Financial Risk Management
Carrying value of assets	$ 948,549	$ 853,163
Assets at fair value	953,423	857,006
Increase (Decrease) of Fair Value Over Carrying Value of assets	4,874	3,843
Increase (Decrease) of Fair Value Over Carrying Value of Assets Assuming a Hypothetical 10% Increase in Fair Value	100,216	89,544
Open Ended Fund [Member]
Financial Risk Management
Carrying value of assets	674,451	773,209
Assets at fair value	674,451	773,209
Publicly Traded Equity Instruments [Member]
Financial Risk Management
Carrying value of assets	1,912,150	2,611,053
Assets at fair value	1,912,150	2,611,053
Derivative financial instruments
Financial Risk Management
Carrying value of assets	251,738	543,581
Assets at fair value	251,738	543,581
Senior Notes Due 2049 [Member]
Financial Risk Management
Carrying value of liabilities	11,191,163	13,675,853
Liabilities at fair value	10,035,228	12,199,681
Issuance Of Notes Due 2027 [Member]
Financial Risk Management
Carrying value of liabilities	4,500,000	4,500,000
Liabilities at fair value	4,233,150	4,238,640
Long Term Notes Payable To Banks [Member]
Financial Risk Management
Carrying value of liabilities	12,650,000	13,650,000
Liabilities at fair value	12,789,686	13,775,125
U.S. Dollar | 6.625% Senior Notes due 2025
Financial Risk Management
Carrying value of liabilities	3,715,634	5,188,796
Liabilities at fair value	3,762,228	5,295,218
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	46,594	106,422
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	422,817	635,944
U.S. Dollar | 4.625% Senior Notes due 2026
Financial Risk Management
Carrying value of liabilities	3,512,139	5,842,800
Liabilities at fair value	3,465,533	5,717,764
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	(46,606)	(125,036)
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	299,947	446,740
U.S. Dollar | 8.50% Senior Notes due 2032
Financial Risk Management
Carrying value of liabilities	5,079,750	5,842,800
Liabilities at fair value	5,969,062	6,934,235
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	889,312	1,091,435
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	1,486,218	1,784,859
U.S. Dollar | 6.625% Senior Notes due 2040
Financial Risk Management
Carrying value of liabilities	10,159,500	11,685,600
Liabilities at fair value	10,701,611	12,083,611
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	542,111	398,011
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	1,612,272	1,606,372
U.S. Dollar | 5% Senior Notes due 2045
Financial Risk Management
Carrying value of liabilities	13,387,004	17,321,136
Liabilities at fair value	11,542,810	14,975,508
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	(1,844,194)	(2,345,628)
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	(689,913)	(848,077)
U.S. Dollar | 6.125% Senior Notes due 2046
Financial Risk Management
Carrying value of liabilities	14,893,353	17,528,400
Liabilities at fair value	14,913,906	17,570,118
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	20,553	41,718
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	1,511,944	1,798,730
U.S. Dollar | Senior Notes Due 2049 [Member]
Financial Risk Management
Carrying value of liabilities	11,191,163	13,675,853
Liabilities at fair value	10,035,228	12,199,681
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	(1,155,935)	(1,476,172)
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	(152,412)	(256,204)
Mexican peso | Issuance Of Notes Due 2027 [Member]
Financial Risk Management
Carrying value of liabilities	4,500,000	4,500,000
Liabilities at fair value	4,233,150	4,238,640
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	(266,850)	(261,360)
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	156,465	162,504
Mexican peso | 8.49% Senior Notes due 2037
Financial Risk Management
Carrying value of liabilities	4,500,000	4,500,000
Liabilities at fair value	4,026,060	4,041,135
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	(473,940)	(458,865)
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	(71,334)	(54,752)
Mexican peso | 7.25% Senior Notes due 2043
Financial Risk Management
Carrying value of liabilities	6,225,690	6,500,000
Liabilities at fair value	4,064,130	4,046,705
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	(2,161,560)	(2,453,295)
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	(1,755,147)	(2,048,625)
Mexican peso | Long Term Notes Payable To Banks [Member]
Financial Risk Management
Carrying value of liabilities	12,650,000	13,650,000
Liabilities at fair value	12,789,686	13,775,125
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	139,686	125,125
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	1,418,655	1,502,638
Mexican peso | Lease liabilities,
Financial Risk Management
Carrying value of liabilities	7,291,550	8,369,072
Liabilities at fair value	7,334,492	8,497,104
Increase (Decrease) of Fair Value Over Carrying Value of liabilities	42,942	128,032
Increase (Decrease) of Fair Value Over Carrying Value of Liabilities Assuming a Hypothetical 10% Increase in Fair Value	$ 776,391	977,742
Mexican peso | Derivative financial instruments
Financial Risk Management
Carrying value of liabilities		71,401
Liabilities at fair value		$ 71,401